Note 8 - Intangible Assets (Details) - Estimated Future Amortization Expense for Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 8 - Intangible Assets (Details) - Estimated Future Amortization Expense for Intangible Assets [Line Items]
2016	$ 514
2017	431
2018	342
2019	282
2020	193
Thereafter	130
	1,892
Mortgage Servicing Rights [Member]
Note 8 - Intangible Assets (Details) - Estimated Future Amortization Expense for Intangible Assets [Line Items]
2016	440
2017	357
2018	268
2019	208
2020	119
Thereafter	107
	1,499	$ 1,507
Core Deposits [Member]
Note 8 - Intangible Assets (Details) - Estimated Future Amortization Expense for Intangible Assets [Line Items]
2016	74
2017	74
2018	74
2019	74
2020	74
Thereafter	23
	$ 393